Sterling Capital Behavorial International Equity Fund | Class A and C Shares
Summary Sterling Capital Behavioral International Equity Fund
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily through investments in international developed market equity securities.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [ ] of the Fund’s prospectus and in “Sales Charges” on page [ ] of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Behavorial International Equity Fund Class A and C Shares (USD $)	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Behavorial International Equity Fund Class A and C Shares		Class A Shares	Class C Shares
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.49%	2.24%
Fee Waiver or Expense Reimbursement	[2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	1.34%	2.09%
[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.65% for the period from November 28, 2014 through January 31, 2016. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Behavorial International Equity Fund Class A and C Shares (USD $)	1 Year	3 Years
Class A Shares	704	1,003
Class C Shares	212	683

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Behavorial International Equity Fund Class A and C Shares (USD $)	1 Year	3 Years
Class A Shares	704	1,003
Class C Shares	212	683

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund had not begun investment operations prior to the date of this Prospectus.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are over-reactions by the market to earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — foreign stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.